Other Costs (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Costs [Abstract]
Impairment of intangibles									$ 17.6	$ 0	$ 0
International pension settlement costs									6.6	0	0
Indemnity settlement with BP Exploration and Production Inc. (see Note 19)									0	82.5	0
BOP litigation costs									2.5	60.7	12.5
Acquisition integration costs									13.2	0	22.0
Costs associated with retiring the 2.5% convertible debentures									0	14.5	0
Mark-to-market impact on currency derivatives not designated as accountinghedges									(15.7)	9.3	0
Joint venture formation cost									2.7	0	0
Severance, restructuring and other costs									6.6	10.4	12.7
Total other costs	$ 21.7	$ 3.4	$ 9.9	$ (1.5)	$ 114.2	$ 34.2	$ 20.1	$ 8.9	$ 33.5	$ 177.4	$ 47.2